TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes

	December 31,
	2015	2016
Deferred tax assets:
Net operating loss and capital loss carry forward	$36,109	$36,284
Valuation allowance	(36,109)	(36,284)

Net deferred tax asset	-	-